Description of the Plan	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Darden Savings Plan (the "Plan" or "DSP") provides only general information. Participants should refer to the official Plan document (the "Plan Document"), any amendments and the summary plan description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan sponsored by Darden Restaurants, Inc. (the "Company" or "Darden"). The Plan was established as of June 1, 1973, but was amended and restated effective as of May 1, 2022, and has been subsequently amended. The Plan is subject to applicable provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). The assets of the Plan are held and invested through the Darden Savings Plan Trust (the "Trust"). The Plan covers certain employees of the Company’s subsidiaries, and their divisions and affiliates who meet the Plan’s age and service requirements.
Participants are permitted to defer into the Plan on both an “after-tax” and “before-tax” basis. The Internal Revenue Code (the "Code") limits the amount of before-tax contributions that can be made to the Plan each year. The limit for Plan participants under age 50 was $23,500 in 2025 and $23,000 in 2024. Participants who were at least age 50 or older during the year were permitted to make an additional “catch-up contribution” of $7,500, in 2025 and 2024.
Effective April 1, 2025, the Chuy's Opco, Inc. 401(k) Plan was merged into DSP. Effective March 24, 2025, active participants of the Chuy's Opco, Inc. 401(k) Plan were generally eligible to continue participating in DSP so long as they satisfied the Plan’s definition of a “Qualified Employee.” Participants with a balance in the Chuy's Opco, Inc. 401(k) Plan merged into DSP at 100% vesting and were immediately eligible for matching contributions. All salaried employees were also immediately eligible for DSP Retirement Plus Contributions.
Qualified Employees
Qualified employees in the Plan are salaried or hourly employees who receive earnable compensation from Darden. A qualified employee does not include any individual who is a highly compensated employee as defined under the Code.
Employee Contributions
Qualified employees who are at least 18 years of age may immediately begin making before-tax and after-tax contributions to the Plan upon commencement of employment. Generally, qualified employees may contribute 1% to 75% of eligible compensation to the Plan. Plan participants age 50 or older, who make maximum before-tax contributions to the Plan, may generally make an additional catch-up contribution, up to Internal Revenue Service (IRS) limits.
Employer Contributions
During the 2023 calendar year, the Plan was amended to lower match eligibility to age 18 effective May 1, 2022. There were also clarification provisions in the amendment which have no material impact to participant accounts. Generally, qualified employees who are at least age 18 and complete a year of service are eligible for Company Matching Contributions. Salaried qualified employees who are at least age 21 and complete a year of service are also generally eligible for DSP Retirement Plus Contributions.
Company Matching Contributions
For the calendar quarters ended June 30, 2024, September 30, 2024, December 31, 2024, and March 31, 2025, the Company made matching contributions of 65%, 25%, 80%, and 65%, respectively, of an employee’s contributions, up to the first 6% of eligible compensation contributed to the Plan. For the calendar quarter ended June 30, 2025, the Company made a matching contribution of 80% of an employee's contributions, up to the first 6% of eligible compensation contributed to the Plan. Effective for calendar quarters beginning on or after April 1, 2020, the Company Matching Contribution is determined separately each calendar quarter at the Company's discretion and can range from a minimum of 0% to a maximum of 120% of an employee's contributions, up to the first 6% of eligible compensation contributed to the Plan. Company Matching Contributions are generally contributed to the Plan on a calendar quarter basis. For calendar quarters ending prior to April 1, 2020, Company Matching Contributions were funded through the Employee Stock Ownership Plan ("ESOP") component of the Plan, the non-ESOP component of the Plan, or a combination of both. Effective for calendar quarters beginning on and after April 1, 2020, the ESOP loans previously entered into by the Plan were repaid in full, and Company Matching Contributions are made only through the non-ESOP component of the Plan. Current Company Matching Contributions are invested in accordance with participant investment elections through the non-ESOP portion of the Plan.
DSP Retirement Plus Contribution ("RPC")
Eligible employees need not make contributions to the Plan to be eligible to receive RPCs. Effective for calendar quarters beginning on or after April 1, 2020, the amount of the RPC may vary from quarter to quarter at the discretion of the Company and may equal 0% up to and including 1.5% of eligible compensation. During plan year 2025, the RPC equaled 1.5% of eligible compensation. Prior to calendar quarters beginning April 1, 2020, RPCs were funded through the ESOP component of the Plan, the non-ESOP component of the Plan, or a combination of both. Effective for calendar quarters beginning on and after April 1, 2020, RPCs are made only through the non-ESOP component of the Plan. Current RPCs are invested in accordance with participant investment elections through the non-ESOP portion of the Plan.
DSP Advantage Bonus and DSP Advantage Allocations
Prior to January 1, 2009, the Plan made DSP Advantage Bonus and DSP Advantage Allocations to certain restaurant management and Restaurant Support Center administrative employees that had at least five years of service with the Company. Contributions were made in the form of Darden common stock through the ESOP portion of the Plan.
Distributions and In-Service Withdrawals
Active employees may take hardship withdrawals from the Plan, subject to certain limitations as prescribed by the Plan.
Upon termination of employment, participants are entitled to receive a distribution of their entire vested account balance. The vested portion of a participant’s account will automatically be distributed in a lump sum distribution at termination if the vested balance of a participant’s account is $1,000 or less. Terminated participants who have a vested account balance greater than $1,000 may elect either to receive a lump sum distribution, an eligible rollover to another qualified plan or to leave their account in the Plan. The Plan charges a quarterly fee of $8.75 to terminated participants who leave their accounts in the Plan.
Vesting
Each participant is 100% vested in all employee contributions to the Plan and DSP Advantage Allocations, including earnings on all such amounts. Company Matching Contributions and RPC allocations are vested at a rate of 5% for each fiscal quarter beginning with the participant’s fifth quarter of service. An employee is fully vested after completion of 24 fiscal quarters of vesting service (except in the event of retirement, severance, divestiture or death where full vesting may apply as prescribed by the Plan) based on a participant’s years of service and is forfeited if a participant leaves prior to completing such vesting service requirements.
ESOP Fund
The Plan purchased Company stock held in the Darden ESOP Fund (Note 7) using the proceeds from the ESOP loans. There is currently no ESOP loan outstanding as the Company fully repaid the outstanding loan balances in December 2019.
Dividends were also automatically reinvested in participants’ ESOP accounts unless a participant elected to receive such dividends in cash. Participants are able to immediately transfer ESOP funds credited to their ESOP accounts to any of the Plan’s other investment funds. However, amounts may not be transferred from any of the other investment funds into the ESOP Fund.
Plan Administration
Principal Financial Group (the "Trustee") currently serves as trustee and recordkeeper of the Plan. Each participant is entitled to exercise voting rights attributable to the common stock of the Company shares allocated to his or her account and is notified prior to the time that such rights are to be exercised. The Trustee will vote any allocated shares for which instructions have not been given by a participant and any unallocated shares in the same proportion as votes received.
Additionally, as of March 19, 2015, Newport Trust (formally known as Evercore Trust) was appointed as the independent fiduciary and investment manager for the Company Stock Fund held in the Plan. Newport Trust acts as a fiduciary within the meaning of Section 3(21) of ERISA and an investment manager within the meaning of Section 3(38) of ERISA.